SUPPLEMENT TO THE PROSPECTUSES

                         CREDIT SUISSE FIXED INCOME FUND
   CREDIT SUISSE INSTITUTIONAL FUND - INVESTMENT GRADE FIXED INCOME PORTFOLIO
                  CREDIT SUISSE INSTITUTIONAL FIXED INCOME FUND

     The following information supersedes certain information in the funds' Prospectuses

     The Credit Suisse Fixed Income Management Team is responsible for the day-to-day management of the funds. The current members of the team are Kevin D. Barry, Michael E. Gray, Shelia Huang, Richard Avidon and Philip Wubbena. David
N. Fisher is no longer a member of the team.


Dated: June 8, 2005                                              16-0605
                                                                 for
                                                                 WPBDF
                                                                 CSFIX
                                                                 ADFIX
                                                                 CSIGF
                                                                 INSTFIX-PRO
                                                                 2005-018